Business Combinations - Summary of Preliminary Purchase Consideration (Detail) - USD ($)	Feb. 10, 2020	Oct. 14, 2019	Aug. 13, 2019	Jul. 11, 2019
Hawk Parent Holdings LLC
Business Acquisition [Line Items]
Cash Consideration				$ 260,811,062
Unit Consideration				220,452,964
Contingent consideration				12,300,000
Tax receivable agreement liability				65,537,761
Net working capital adjustment				(396,737)
Total purchase price				$ 558,705,050
TriSource Solutions, LLC
Business Acquisition [Line Items]
Cash Consideration			$ 60,235,090
Contingent consideration			2,250,000
Total purchase price			$ 62,485,090
APS Payments
Business Acquisition [Line Items]
Cash Consideration		$ 30,000,000
Contingent consideration		18,580,549
Total purchase price		48,580,549
APS Payments | Previously Reported
Business Acquisition [Line Items]
Cash Consideration		30,000,000
Contingent consideration		12,000,000
Total purchase price		$ 42,000,000
Ventanex
Business Acquisition [Line Items]
Cash Consideration	$ 36,000,000
Contingent consideration	10,800,000
Total purchase price	$ 46,800,000